Transamerica Core Bond

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 35.4%
Aerospace & Defense - 0.9%
Boeing Co.
3.50%, 03/01/2039	$ 2,793,000	$ 2,086,405
6.53%, 05/01/2034	3,442,000	3,633,148
6.86%, 05/01/2054	1,900,000	2,037,945
General Electric Co.
4.13%, 10/09/2042	2,090,000	1,719,043
4.50%, 03/11/2044	2,637,000	2,284,202
HEICO Corp.
5.35%, 08/01/2033	3,622,000	3,606,240
		15,366,983
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032 (A)	2,395,000	2,079,635
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	2,225,000	2,144,794
		4,224,429
Automobiles - 1.1%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (B)	2,794,000	2,738,644
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	5,143,000	5,075,826
6.95%, 03/06/2026	885,000	900,717
General Motors Co.
6.25%, 10/02/2043	1,109,000	1,088,230
General Motors Financial Co., Inc.
5.00%, 04/09/2027	2,289,000	2,292,175
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (B)	3,873,000	3,993,323
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	2,637,000	2,390,270
		18,479,185
Banks - 6.8%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	2,600,000	2,624,986
6.03%, 01/17/2035	1,200,000	1,224,610
Bank of America Corp.
Fixed until 01/24/2035, 5.51% (C), 01/24/2036	3,912,000	3,927,520
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	10,858,000	11,147,360
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	1,306,000	1,305,929
Barclays PLC
Fixed until 03/12/2054, 6.04% (C), 03/12/2055	968,000	975,422
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	4,763,000	4,844,044
BNP Paribas SA
Fixed until 01/13/2032, 5.79% (C), 01/13/2033 (B)	3,602,000	3,634,004
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BPCE SA
Fixed until 01/14/2045, 6.92% (C), 01/14/2046 (B)	$ 2,452,000	$ 2,534,760
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	2,642,000	2,654,023
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (C), 06/11/2035	1,782,000	1,772,544
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	1,681,000	1,711,422
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	5,066,000	4,304,943
Fixed until 01/28/2055, 5.73% (C), 01/28/2056	2,775,000	2,758,379
ING Groep NV
Fixed until 09/11/2033, 6.11% (C), 09/11/2034	2,405,000	2,490,441
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)	2,556,000	2,892,772
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	4,719,000	4,543,030
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	9,923,000	9,931,692
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	2,186,000	2,179,117
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	1,601,000	1,640,805
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (C), 08/11/2033	2,115,000	2,042,129
Fixed until 01/05/2034, 5.68% (C), 01/05/2035	2,565,000	2,569,275
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (C), 03/13/2032	1,722,000	1,770,324
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	1,690,000	1,814,047
Morgan Stanley
Fixed until 01/16/2029, 5.17% (C), 01/16/2030	8,633,000	8,661,856
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	5,116,000	5,049,332
Fixed until 01/18/2035, 5.59% (C), 01/18/2036	2,577,000	2,590,284
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	615,000	624,067
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	3,167,000	3,264,165
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	5,472,000	5,321,616
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	1,705,000	1,823,142
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UBS Group AG
Fixed until 09/06/2044, 5.38% (C), 09/06/2045 (B)	$ 1,794,000	$ 1,715,465
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (B)	3,158,000	3,355,802
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	3,655,000	3,669,323
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	3,950,000	3,957,727
		117,326,357
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	3,213,000	2,692,888
Constellation Brands, Inc.
3.15%, 08/01/2029	1,104,000	1,018,449
Diageo Capital PLC
5.50%, 01/24/2033	1,487,000	1,515,440
		5,226,777
Biotechnology - 0.6%
Amgen, Inc.
2.80%, 08/15/2041	2,111,000	1,478,470
5.60%, 03/02/2043	2,145,000	2,101,133
CSL Finance PLC
4.63%, 04/27/2042 (B)	2,112,000	1,858,754
Gilead Sciences, Inc.
5.10%, 06/15/2035	3,436,000	3,379,344
Royalty Pharma PLC
2.20%, 09/02/2030	2,207,000	1,882,490
		10,700,191
Building Products - 0.3%
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (B)	799,000	684,696
Owens Corning
4.30%, 07/15/2047	3,209,000	2,577,020
Vulcan Materials Co.
5.35%, 12/01/2034	2,596,000	2,581,621
		5,843,337
Chemicals - 0.3%
Nutrien Ltd.
4.90%, 03/27/2028	2,291,000	2,295,132
OCP SA
6.75%, 05/02/2034 (B)	2,093,000	2,131,459
		4,426,591
Commercial Services & Supplies - 1.5%
ADT Security Corp.
4.13%, 08/01/2029 (B)	1,958,000	1,836,410
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	792,000	781,110
5.80%, 04/15/2034 (B)	1,004,000	1,006,387
Element Fleet Management Corp.
6.32%, 12/04/2028 (B)	5,436,000	5,680,319
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Equifax, Inc.
5.10%, 12/15/2027	$ 1,785,000	$ 1,796,765
GXO Logistics, Inc.
2.65%, 07/15/2031 (A)	7,655,000	6,527,709
6.50%, 05/06/2034	2,048,000	2,091,524
Quanta Services, Inc.
2.90%, 10/01/2030	3,187,000	2,832,536
5.25%, 08/09/2034	758,000	739,042
Veralto Corp.
5.45%, 09/18/2033	2,059,000	2,068,909
		25,360,711
Communications Equipment - 0.8%
America Movil SAB de CV
4.38%, 07/16/2042	2,100,000	1,759,976
T-Mobile USA, Inc.
3.50%, 04/15/2031	3,232,000	2,942,001
3.88%, 04/15/2030	2,897,000	2,735,261
5.15%, 04/15/2034	1,938,000	1,907,330
Verizon Communications, Inc.
1.68%, 10/30/2030	2,333,000	1,941,007
2.99%, 10/30/2056	5,575,000	3,310,867
		14,596,442
Construction & Engineering - 0.3%
D.R. Horton, Inc.
5.00%, 10/15/2034	3,108,000	3,004,783
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	2,021,000	2,018,373
		5,023,156
Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	3,678,000	2,998,379
Lowe's Cos., Inc.
3.75%, 04/01/2032	4,809,000	4,404,147
		7,402,526
Containers & Packaging - 0.2%
Sonoco Products Co.
2.25%, 02/01/2027	2,870,000	2,723,048
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (A)	2,108,000	2,164,534
Diversified REITs - 1.3%
American Tower Trust #1
3.65%, 03/15/2048 (B)	2,395,000	2,286,113
Safehold GL Holdings LLC
6.10%, 04/01/2034	2,637,000	2,690,949
SBA Tower Trust
1.63%, 05/15/2051 (B)	5,961,000	5,608,153
1.88%, 07/15/2050 (B)	1,044,000	1,013,792
VICI Properties LP
4.95%, 02/15/2030	5,178,000	5,090,563
Weyerhaeuser Co.
4.00%, 04/15/2030	3,653,000	3,468,942
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
WP Carey, Inc.
5.38%, 06/30/2034	$ 2,850,000	$ 2,814,127
		22,972,639
Electric Utilities - 1.3%
Appalachian Power Co.
3.40%, 06/01/2025	1,889,000	1,880,053
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	2,772,000	2,723,767
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	471,000	477,072
CMS Energy Corp.
4.88%, 03/01/2044	748,000	658,674
DTE Electric Co.
4.30%, 07/01/2044	5,597,000	4,691,883
Duke Energy Corp.
3.75%, 09/01/2046	4,492,000	3,302,665
Duke Energy Progress LLC
3.60%, 09/15/2047	2,092,000	1,513,830
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	641,000	626,287
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	542,000	521,525
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,287,000	1,919,349
Public Service Electric & Gas Co.
3.00%, 05/15/2025	1,500,000	1,492,820
Vistra Operations Co. LLC
6.88%, 04/15/2032 (B)	2,225,000	2,291,287
		22,099,212
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.
5.25%, 04/05/2034	3,390,000	3,388,636
Arrow Electronics, Inc.
2.95%, 02/15/2032	3,941,000	3,343,408
5.88%, 04/10/2034	1,314,000	1,314,266
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,759,000	1,751,777
4.95%, 10/15/2034	1,458,000	1,398,388
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	1,965,000	1,819,741
Trimble, Inc.
6.10%, 03/15/2033	2,438,000	2,536,993
		15,553,209
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	3,442,000	3,349,055
Financial Services - 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	3,807,000	3,790,132
4.95%, 09/10/2034	1,267,000	1,208,964
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	3,364,000	3,430,112
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	$ 1,972,000	$ 1,917,017
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (B)	2,499,000	2,510,235
5.75%, 11/15/2029 (B)	5,190,000	5,245,224
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	1,136,000	1,139,937
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	6,408,000	6,601,656
Citadel LP
6.00%, 01/23/2030 (B)	901,000	909,542
LPL Holdings, Inc.
5.70%, 05/20/2027	1,775,000	1,799,649
		28,552,468
Food Products - 1.5%
BAT Capital Corp.
6.00%, 02/20/2034	4,191,000	4,304,209
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	4,002,000	3,786,693
Cargill, Inc.
5.13%, 10/11/2032 (B)	2,221,000	2,212,231
J M Smucker Co.
6.50%, 11/15/2043	1,763,000	1,868,709
Kroger Co.
5.00%, 09/15/2034	2,170,000	2,102,371
Philip Morris International, Inc.
4.90%, 11/01/2034	3,981,000	3,834,369
5.63%, 11/17/2029	2,988,000	3,078,931
Viterra Finance BV
4.90%, 04/21/2027 (B)(D)	4,276,000	4,237,906
		25,425,419
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
5.75%, 12/06/2052 (B)	871,000	859,754
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	2,586,000	2,569,229
5.86%, 03/15/2030	1,977,000	2,049,325
		5,478,308
Health Care Providers & Services - 1.3%
Centene Corp.
3.38%, 02/15/2030	2,449,000	2,195,250
Cigna Group
2.40%, 03/15/2030	2,013,000	1,770,689
5.25%, 02/15/2034	4,086,000	4,013,583
Elevance Health, Inc.
2.25%, 05/15/2030	2,399,000	2,093,074
HCA, Inc.
5.60%, 04/01/2034	2,824,000	2,797,009
6.00%, 04/01/2054	2,811,000	2,713,933
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	1,324,000	1,291,854
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	$ 3,894,000	$ 3,687,618
UnitedHealth Group, Inc.
5.20%, 04/15/2063	2,809,000	2,502,697
		23,065,707
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	1,295,000	1,283,227
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.
6.13%, 02/15/2033 (B)(E)	865,000	868,354
Hyatt Hotels Corp.
5.25%, 06/30/2029	2,752,000	2,760,925
MGM Resorts International
6.13%, 09/15/2029	3,144,000	3,147,097
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,207,000	1,774,816
		8,551,192
Insurance - 1.9%
Allstate Corp.
5.05%, 06/24/2029	5,640,000	5,668,949
5.25%, 03/30/2033	1,787,000	1,776,936
Aon North America, Inc.
5.75%, 03/01/2054	3,095,000	3,035,122
Constellation Insurance, Inc.
6.80%, 01/24/2030 (B)	7,344,000	7,218,258
Corebridge Financial, Inc.
5.75%, 01/15/2034	2,042,000	2,076,096
Lincoln Financial Global Funding
5.30%, 01/13/2030 (B)	2,016,000	2,032,405
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (B)	2,200,000	2,233,154
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	4,336,000	3,863,703
RGA Global Funding
5.05%, 12/06/2031 (B)	5,077,000	4,988,243
		32,892,866
Internet & Catalog Retail - 0.3%
Expedia Group, Inc.
2.95%, 03/15/2031	309,000	273,413
Meta Platforms, Inc.
4.80%, 05/15/2030	3,455,000	3,483,077
Uber Technologies, Inc.
4.80%, 09/15/2034	1,632,000	1,563,192
		5,319,682
IT Services - 0.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	570,000	523,445
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	3,587,000	3,390,191
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	$ 4,313,000	$ 4,200,997
		8,114,633
Machinery - 0.6%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	4,898,000	4,426,756
5.75%, 01/15/2035	1,053,000	1,051,634
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,650,000	2,658,661
Regal Rexnord Corp.
6.40%, 04/15/2033	2,329,000	2,414,108
		10,551,159
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	2,764,000	2,085,475
Comcast Corp.
2.94%, 11/01/2056	1,243,000	719,678
NBCUniversal Media LLC
4.45%, 01/15/2043	2,573,000	2,181,753
		4,986,906
Metals & Mining - 0.6%
Anglo American Capital PLC
4.50%, 03/15/2028 (B)	3,182,000	3,130,474
ArcelorMittal SA
6.55%, 11/29/2027	4,555,000	4,730,549
Glencore Funding LLC
2.63%, 09/23/2031 (B)	3,109,000	2,629,884
		10,490,907
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	1,423,000	1,402,619
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029 (A)	703,000	623,880
2.25%, 03/15/2026	928,000	900,702
		1,524,582
Oil, Gas & Consumable Fuels - 3.4%
Boardwalk Pipelines LP
3.40%, 02/15/2031	2,398,000	2,142,709
Chevron USA, Inc.
3.25%, 10/15/2029	2,229,000	2,099,407
Diamondback Energy, Inc.
5.40%, 04/18/2034	4,596,000	4,523,127
Ecopetrol SA
7.75%, 02/01/2032	1,496,000	1,470,777
Enbridge, Inc.
5.63%, 04/05/2034	3,842,000	3,849,108
Energy Transfer LP
5.15%, 03/15/2045	1,280,000	1,126,241
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.55%, 02/15/2028	$ 1,031,000	$ 1,048,912
5.95%, 10/01/2043	993,000	962,377
Enterprise Products Operating LLC
4.25%, 02/15/2048	6,401,000	5,126,315
EQM Midstream Partners LP
6.38%, 04/01/2029 (B)	1,216,000	1,237,274
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	1,972,000	1,961,071
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	1,923,000	1,962,045
Occidental Petroleum Corp.
5.20%, 08/01/2029	1,787,000	1,777,860
5.55%, 03/15/2026	4,548,000	4,568,334
ONEOK, Inc.
6.10%, 11/15/2032	4,504,000	4,660,058
Ovintiv, Inc.
6.25%, 07/15/2033	3,048,000	3,121,972
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	2,819,615
6.88%, 08/04/2026	1,410,000	1,386,296
7.69%, 01/23/2050	641,000	480,600
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	2,377,000	2,216,803
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	2,216,000	2,167,924
Shell Finance U.S., Inc.
3.75%, 09/12/2046	2,193,000	1,654,798
Shell International Finance BV
2.50%, 09/12/2026	2,395,000	2,323,315
Western Midstream Operating LP
6.15%, 04/01/2033	3,175,000	3,239,522
Williams Cos., Inc.
5.40%, 03/04/2044	841,000	789,288
		58,715,748
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	141	134
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,473,097	2,425,998
		2,426,132
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	3,785,000	3,816,006
Pharmaceuticals - 1.3%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (B)	2,962,000	2,858,286
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,360,000	1,312,281
Cardinal Health, Inc.
5.45%, 02/15/2034	2,234,000	2,229,627
CVS Health Corp.
5.25%, 01/30/2031	1,429,000	1,411,524
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
6.00%, 06/01/2044	$ 3,149,000	$ 3,019,424
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	3,638,000	3,660,894
Merck & Co., Inc.
5.00%, 05/17/2053	3,234,000	2,955,920
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	3,382,000	3,192,428
Viatris, Inc.
2.30%, 06/22/2027	1,908,000	1,793,252
		22,433,636
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	3,567,000	3,544,199
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	2,756,000	2,567,937
Broadcom, Inc.
3.14%, 11/15/2035 (B)	3,686,000	2,991,154
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	3,142,000	3,117,288
KLA Corp.
3.30%, 03/01/2050	2,743,000	1,894,312
Microchip Technology, Inc.
5.05%, 03/15/2029	3,391,000	3,381,116
Micron Technology, Inc.
5.30%, 01/15/2031	3,630,000	3,627,011
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	802,438
3.40%, 05/01/2030	1,216,000	1,121,238
QUALCOMM, Inc.
3.25%, 05/20/2050	2,196,000	1,496,831
		20,999,325
Software - 1.6%
AppLovin Corp.
5.50%, 12/01/2034	3,123,000	3,105,143
Cadence Design Systems, Inc.
4.70%, 09/10/2034	2,107,000	2,018,884
Fiserv, Inc.
5.45%, 03/02/2028	2,569,000	2,610,538
Infor, Inc.
1.75%, 07/15/2025 (B)	3,923,000	3,865,158
Intuit, Inc.
5.50%, 09/15/2053	1,379,000	1,349,960
Oracle Corp.
3.65%, 03/25/2041	2,612,000	2,017,712
4.70%, 09/27/2034	2,191,000	2,066,324
6.90%, 11/09/2052	3,256,000	3,608,119
Roper Technologies, Inc.
4.90%, 10/15/2034	3,047,000	2,930,857
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	3,190,000	3,182,424
		26,755,119
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.1%
United Parcel Service, Inc.
5.15%, 05/22/2034 (A)	$ 2,084,000	$ 2,072,370
		2,072,370
Total Corporate Debt Securities (Cost $618,646,569)		611,240,592
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.5%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/2035	146,975	145,925
5.50%, 04/01/2053 - 07/01/2053	14,064,927	13,913,556
6.00%, 05/01/2031	97,069	100,562
1-Year RFUCC Treasury + 1.66%,
6.28% (C), 01/01/2038	40,886	41,467
1-Year RFUCC Treasury + 1.90%,
6.40% (C), 02/01/2041	9,630	9,768
1-Year RFUCC Treasury + 1.75%,
6.60% (C), 12/01/2034	4,837	4,952
6-Month RFUCC Treasury + 1.57%,
6.82% (C), 02/01/2037	1,555	1,545
6.86% (C), 04/01/2037	9,549	9,656
6-Month RFUCC Treasury + 1.36%,
6.86% (C), 05/01/2037	7,429	7,485
6-Month RFUCC Treasury + 2.12%,
7.33% (C), 05/01/2037	3,976	3,949
1-Year RFUCC Treasury + 1.81%,
7.38% (C), 09/01/2037	6,755	6,969
1-Year RFUCC Treasury + 1.73%,
7.48% (C), 09/01/2035	100,581	103,579
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01% (F), 07/25/2025	12,576,169	12,481,415
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	416,369	406,777
4.50% (F), 02/01/2025 - 04/01/2025	125	124
4.50%, 08/01/2052	10,774,795	10,157,967
5.00%, 04/01/2039 - 02/01/2054	49,571,214	48,019,723
5.50%, 04/01/2036 - 03/01/2053	12,413,526	12,335,043
6.00%, 02/01/2034 - 06/01/2054	12,947,769	13,097,620
6.50%, 06/01/2038 - 05/01/2040	618,770	643,191
1-Year RFUCC Treasury + 1.75%,
6.25% (C), 03/01/2041	9,232	9,421
6-Month RFUCC Treasury + 0.95%,
6.47% (C), 08/01/2037	384	379
6-Month RFUCC Treasury + 1.51%,
6.53% (C), 01/01/2035	2,496	2,527
1-Year RFUCC Treasury + 1.73%,
7.41% (C), 08/01/2035	13,351	13,737
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (C), 02/16/2053	1,929,413	28,906
Tennessee Valley Authority
4.38%, 08/01/2034	3,485,000	3,382,129
5.88%, 04/01/2036	2,768,000	2,999,684
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2040 - 02/01/2055 (E)	$ 45,123,000	$ 37,152,083
2.50%, 02/01/2040 - 02/01/2055 (E)	91,547,000	75,098,897
3.00%, 02/01/2040 - 02/01/2055 (E)	66,949,000	57,263,743
3.50%, 02/01/2040 - 02/01/2055 (E)	55,092,000	49,276,003
4.00%, 02/01/2055 (E)	34,269,000	31,319,437
4.50%, 02/01/2055 (E)	32,770,000	30,830,942
5.50%, 02/01/2055 (E)	28,034,000	27,672,077
6.00%, 02/01/2055 (E)	13,314,000	13,399,219
Total U.S. Government Agency Obligations (Cost $441,322,119)		439,940,457
U.S. GOVERNMENT OBLIGATIONS - 23.1%
U.S. Treasury - 20.7%
U.S. Treasury Bonds
1.25%, 05/15/2050	10,257,000	4,860,055
1.88%, 11/15/2051	5,138,000	2,831,520
2.00%, 02/15/2050	4,737,000	2,751,716
2.25%, 08/15/2046 - 02/15/2052	7,473,000	4,671,291
2.38%, 05/15/2051	3,830,000	2,405,868
2.50%, 02/15/2045 - 05/15/2046	21,988,200	15,093,430
2.75%, 08/15/2047 - 11/15/2047	16,156,000	11,365,068
2.88%, 08/15/2045 - 05/15/2049	12,324,500	8,928,763
3.00%, 08/15/2048 - 08/15/2052	19,349,400	13,970,348
3.13%, 05/15/2048	14,080,000	10,565,500
3.63%, 02/15/2044 - 05/15/2053	11,446,500	9,405,831
4.00%, 11/15/2052	5,195,000	4,515,186
4.13%, 08/15/2053	5,766,000	5,127,461
4.25%, 05/15/2039 - 08/15/2054	24,014,000	22,286,390
4.50%, 11/15/2054	2,621,000	2,491,998
4.63%, 05/15/2044 - 05/15/2054	22,718,000	22,019,085
4.75%, 11/15/2053	4,455,000	4,396,528
5.25%, 02/15/2029	4,300,100	4,459,338
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	15,404,000	12,615,084
1.13%, 10/31/2026	4,554,000	4,318,295
1.25%, 11/30/2026 - 08/15/2031	31,136,000	26,580,802
1.50%, 08/15/2026 - 02/15/2030	27,385,700	25,396,237
1.63%, 05/15/2031	7,182,900	6,080,493
2.63%, 02/15/2029	2,275,400	2,131,677
3.50%, 01/31/2028	5,089,000	4,979,268
3.75%, 12/31/2030 - 08/31/2031	17,827,000	17,150,490
3.88%, 11/30/2027	5,843,100	5,781,017
4.00%, 01/15/2027 - 12/15/2027	12,368,000	12,290,924
4.13%, 09/30/2027 - 07/31/2031	35,332,000	34,855,350
4.25%, 11/30/2026 - 11/15/2034	17,512,000	17,295,114
4.38%, 11/30/2028	11,102,000	11,115,877
4.50%, 03/31/2026 - 05/31/2029	20,724,000	20,818,903
4.63%, 04/30/2029	3,982,000	4,022,753
		357,577,660
U.S. Treasury Inflation-Protected Securities - 2.4%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	4,692,815	4,699,338
2.50%, 01/15/2029	21,844,851	22,411,385
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	$ 16,897,775	$ 15,400,918
		42,511,641
Total U.S. Government Obligations (Cost $431,823,956)		400,089,301
MORTGAGE-BACKED SECURITIES - 7.1%
Alternative Loan Trust
Series 2005-36, Class 2A1A, 1-Month Term SOFR + 0.73%, 5.05% (C), 08/25/2035	248,876	224,564
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	353,948	287,229
Series 2005-51, Class 3A3A, 1-Month Term SOFR + 0.75%, 5.05% (C), 11/20/2035	284,039	245,552
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	4,506,021	1,635,352
Series 2007-5CB, Class 1A31, 5.50%, 04/25/2037	653,744	322,941
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (B)	1,253,238	1,206,242
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2, 5.79% (C), 11/25/2034	22,425	21,393
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	3,092,722	3,111,721
Series 2025-NQM1, Class A1, 5.60% (C), 12/25/2064 (B)	3,500,000	3,506,017
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1, 6.74% (C), 02/25/2034	3,936	3,868
Series 2005-3, Class 1A2, 1-Month Term SOFR + 0.69%, 5.01% (C), 04/25/2035	49,781	46,737
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (B)	4,131,183	3,648,290
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (C), 01/25/2035 (B)	167,352	160,501
Series 2015-PS1, Class A1, 3.75% (C), 09/25/2042 (B)	133,213	125,733
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	491,386	479,785
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	3,175,488	3,192,450
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (B)	7,005,000	6,969,975
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	4,923,788	4,097,934
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	3,118,242	2,779,860
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 4.08% (C), 03/18/2035	$ 2,336	$ 2,029
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (B)	3,540,000	3,573,878
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 5.23% (C), 10/25/2034	2,130	2,110
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.45% (C), 08/25/2037	244,465	170,701
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1, 5.85% (C), 02/25/2034	10,499	9,679
Series 2006-S3, Class 1A12, 6.50%, 08/25/2036	150,015	47,056
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (B)	3,465,000	3,200,770
Series 2020-1MW, Class B, 2.34% (C), 09/10/2039 (B)	5,024,000	4,644,657
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1, 6.13% (C), 11/25/2035 (B)	137,279	59,473
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 5.07% (C), 10/25/2028	2,192	2,066
Series 2004-A1, Class 2A1, 6.63% (C), 02/25/2034	26,868	25,214
Series 2005-A4, Class 2A2, 6.00% (C), 07/25/2035	32,169	28,648
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B, 4.08% (C), 08/15/2046	1,035,000	685,688
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	565,999	529,974
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	232,513	221,699
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	189,245	178,543
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	615,917	582,386
Series 2015-2A, Class A1, 3.75% (C), 08/25/2055 (B)	757,558	719,765
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (B)	680,876	646,022
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	1,418,248	1,312,202
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	1,195,909	1,138,538
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (B)	1,374,883	1,313,951
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	1,912,418	1,825,040
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	$ 993,968	$ 942,790
Series 2018-1A, Class A1A, 4.00% (C), 12/25/2057 (B)	592,539	566,585
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	5,486,353	5,267,804
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	3,985,215	3,722,214
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (B)	961,415	893,648
Series 2019-6A, Class A1B, 3.50% (C), 09/25/2059 (B)	1,450,888	1,352,333
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	3,176,128	3,188,373
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	3,765,714	3,784,600
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (B)	1,421,934	1,427,721
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (B)	2,451,499	2,473,920
Series 2024-NQM7, Class A1, 6.24% (C), 03/25/2064 (B)	4,279,564	4,309,943
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (B)	2,766,000	2,765,858
RALI Trust
Series 2007-QO4, Class A1A, 1-Month Term SOFR + 0.49%, 4.81% (C), 05/25/2047	226,979	203,001
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1, 4.46% (C), 07/25/2035	184,569	99,189
Series 2007-3, Class 3A1, 4.78% (C), 04/25/2047	453,076	197,091
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 5.11% (C), 01/19/2034	9,409	8,863
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (C), 07/25/2057 (B)	50,394	50,149
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (B)	731,572	709,983
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	1,041,145	1,016,860
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	1,145,378	1,126,777
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	1,927,632	1,793,090
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (B)	5,138,872	4,926,833
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (B)	7,114,951	6,757,450
Series 2020-4, Class A1, 1.75%, 10/25/2060 (B)	2,249,433	2,016,873
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	3,030,313	2,789,676
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2022-4, Class A1, 3.75%, 09/25/2062 (B)	$ 5,015,615	$ 4,704,822
Series 2023-1, Class A1, 3.75%, 01/25/2063 (B)	6,466,443	6,139,638
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A, 1-Month Term SOFR + 0.69%, 5.01% (C), 07/25/2045	15,826	15,339
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class AS, 4.01% (C), 06/15/2048	6,250,000	6,204,484
Total Mortgage-Backed Securities (Cost $127,191,076)		122,442,140
ASSET-BACKED SECURITIES - 5.0%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (B)	2,069,402	2,072,884
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	408,026	373,387
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (B)	5,935,000	6,068,308
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	3,986,485	4,021,805
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	5,200,000	5,254,392
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.55% (C), 10/18/2030 (B)	3,742,926	3,753,444
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.69% (C), 10/15/2037 (B)	4,000,000	4,034,900
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	5,315,000	5,408,116
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (B)	7,694,354	5,921,103
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (B)	2,989,848	2,382,825
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (B)	3,887,316	3,245,503
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	4,730,000	4,803,324
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	1,702,437	1,721,468
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	1,903,566	1,919,752
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	$ 4,118,249	$ 4,154,852
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.75% (C), 10/20/2034 (B)	7,305,000	7,317,418
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (B)	174,554	172,693
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	234,919	230,818
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	762,527	687,016
MVW LLC
Series 2022-1A, Class A, 4.15%, 11/21/2039 (B)	3,344,344	3,279,083
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	2,838,553	2,820,766
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (B)	168,160	166,929
RAAC Trust
Series 2007-RP4, Class A, 1-Month Term SOFR + 0.46%, 5.13% (C), 11/25/2046 (B)	339,275	304,606
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	3,800,000	3,812,782
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (B)	958,496	930,369
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	2,762,331	2,752,495
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	1,704,534	1,725,033
Series 2023-3A, Class A, 6.10%, 09/20/2040 (B)	2,836,171	2,884,375
Series 2024-1A, Class A, 5.15%, 01/20/2043 (B)	4,106,016	4,102,034
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (B)	314,930	315,083
Total Asset-Backed Securities (Cost $87,786,697)		86,637,563
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Chile - 0.0% (G)
Chile Government International Bonds
3.50%, 01/25/2050	825,000	569,815
Colombia - 0.2%
Colombia Government International Bonds
3.13%, 04/15/2031	3,584,000	2,859,049
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.3%
Dominican Republic International Bonds
6.60%, 06/01/2036 (B)	$ 4,856,000	$ 4,832,365
Indonesia - 0.2%
Indonesia Government International Bonds
4.75%, 01/08/2026 (B)	3,205,000	3,212,997
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	2,481,000	2,375,267
Panama - 0.0% (G)
Panama Government International Bonds
3.88%, 03/17/2028	735,000	687,123
Serbia - 0.2%
Serbia International Bonds
6.00%, 06/12/2034 (B)	3,519,000	3,504,627
Total Foreign Government Obligations (Cost $18,351,307)		18,041,243
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (G)
Georgia - 0.0% (G)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	264,000	282,076
Total Municipal Government Obligation (Cost $309,808)		282,076
COMMERCIAL PAPER - 18.0%
Banks - 6.2%
Cooperatieve Rabobank UA
4.90% (F), 03/03/2025	21,256,000	21,176,285
DNB Bank ASA
4.44% (F), 07/29/2025 (B)	17,000,000	16,637,669
HSBC USA, Inc.
4.71% (F), 05/19/2025 (B)	10,800,000	10,654,524
4.73% (F), 05/19/2025 (B)	5,000,000	4,932,650
5.49% (F), 02/07/2025 (B)	5,783,000	5,778,097
Lloyds Bank PLC
4.48% (F), 07/07/2025	3,129,000	3,069,304
Standard Chartered Bank
5.00% (F), 02/10/2025 (B)	10,916,000	10,902,934
Svenska Handelsbanken AB
4.94% (F), 03/03/2025 (B)	20,000,000	19,924,662
Toronto-Dominion Bank
5.07% (F), 02/19/2025 (B)	13,609,000	13,577,813
		106,653,938
Capital Markets - 1.1%
Ridgefield Funding Co. LLC
4.63% (F), 06/16/2025 (B)	20,000,000	19,672,169
Financial Services - 10.7%
ABN AMRO Funding USA LLC
4.68% (F), 04/11/2025 (B)	21,600,000	21,415,060
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Anglesea Funding LLC
4.50% (F), 07/18/2025 (B)	$ 12,000,000	$ 11,755,728
4.56% (F), 07/18/2025 (B)	700,000	685,751
4.66% (F), 05/14/2025 (B)	3,467,000	3,423,449
Atlantic Asset Securitization LLC
4.64% (F), 06/13/2025 (B)	8,000,000	7,870,725
Cancara Asset Securitisation LLC
4.68% (F), 05/19/2025	20,000,000	19,737,836
Columbia Funding Co. LLC
4.56% (F), 07/14/2025 (B)	7,000,000	6,860,964
4.67% (F), 04/25/2025 (B)	10,636,000	10,527,439
CRC Funding LLC
4.68% (F), 05/16/2025 (B)	22,140,000	21,856,516
La Fayette Asset Securitization LLC
4.50% (F), 07/21/2025 (B)	6,450,000	6,316,420
Liberty Street Funding LLC
4.68% (F), 05/19/2025 (B)	11,000,000	10,855,084
Mackinac Funding Co. LLC
4.73% (F), 04/22/2025 (B)	800,000	792,107
4.77% (F), 02/13/2025 (B)	1,925,000	1,921,968
Manhattan Asset Funding Co. LLC
4.98% (F), 03/03/2025 (B)	17,355,000	17,289,702
Thunder Bay Funding LLC
4.58% (F), 05/16/2025 (B)	24,000,000	23,694,100
Versailles Commercial Paper LLC
4.67% (F), 06/06/2025	20,000,000	19,690,487
		184,693,336
Total Commercial Paper (Cost $310,978,048)		311,019,443
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Treasury Bills
4.28% (F), 03/20/2025	13,456,000	13,384,936
4.50% (F), 02/27/2025	8,035,000	8,012,274
Total Short-Term U.S. Government Obligations (Cost $21,392,066)		21,397,210

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (F)	2,809,068	$ 2,809,068
Total Other Investment Company (Cost $2,809,068)		2,809,068

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 1.80% (F), dated 01/31/2025, to be repurchased at $30,252,444 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $30,853,059.	$ 30,247,907	30,247,907
Total Repurchase Agreement (Cost $30,247,907)		30,247,907
Total Investments (Cost $2,090,858,621)		2,044,147,000
Net Other Assets (Liabilities) - (18.3)%		(316,070,590)
Net Assets - 100.0%		$ 1,728,076,410
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$611,240,592	$—	$611,240,592
U.S. Government Agency Obligations	—	439,940,457	—	439,940,457
U.S. Government Obligations	—	400,089,301	—	400,089,301
Mortgage-Backed Securities	—	122,442,140	—	122,442,140
Asset-Backed Securities	—	86,637,563	—	86,637,563
Foreign Government Obligations	—	18,041,243	—	18,041,243
Municipal Government Obligation	—	282,076	—	282,076
Commercial Paper	—	311,019,443	—	311,019,443
Short-Term U.S. Government Obligations	—	21,397,210	—	21,397,210
Other Investment Company	2,809,068	—	—	2,809,068
Repurchase Agreement	—	30,247,907	—	30,247,907
Total Investments	$2,809,068	$2,041,337,932	$—	$2,044,147,000
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $8,754,234, collateralized by cash collateral of $2,809,068 and non-cash collateral, such as U.S. government securities of $6,133,275. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $572,617,267, representing 33.1% of the
Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Viterra Finance BV 4.90%, 04/21/2027	08/10/2022 - 10/04/2022	$4,106,114	$4,237,906	0.2%

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at January 31, 2025.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Core Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds